Non-Controlling Interest in Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Analysis of FEMSAs Non-Controlling Interest in its Consolidated Subsidiaries
An analysis of FEMSA’s
non-controlling
interest in its consolidated subsidiaries for the years ended December 31, 2019 and 2018 is as follows:

	December 31, 2019		December 31, 2018
Coca-Cola FEMSA	Ps.	72,649	Ps.	73,776
Other		1,113		4,713

	Ps.	73,762	Ps.	78,489

Summary of Changes in the FEMSA's Non-Controlling Interest
The changes in the FEMSA’s
non-controlling
interest were as follows:

	2019		2018		2017
Balance at beginning of the period	Ps.	78,489	Ps.	86,621	Ps.	74,266
Net income of non-controlling interest		7,349		9,089		(5,202)
Other comprehensive income (loss):		(4,552)		(4,080)		7,240
Exchange differences on translation of foreign operation		(3,833)		(4,016)		7,349
Remeasurements of the net defined benefits liability		(271)		155		30
Valuation of the effective portion of derivative financial instruments		(448)		(219)		(139)
Dividends		(3,945)		(3,713)		(3,622)
Share based payment		(12)		31		50
Acquisition of Socofar non-controlling interest		(3,530)		—		—
Other acquisitions and remeasurements		32		413		(50)
(Derecognition) contribution from non-controlling interest		—		(11,140)		11,072
Accounting standard adoption effects (“IFRIC 23 and IFRS 9”)		(69)		(150)		—
Adoption of IAS 29 for Argentina		—		1,418		—
Capitalization of issued shares to former owners of Vonpar in Coca-Cola FEMSA		—		—		2,867

Balance at end of the period	Ps.	73,762	Ps.	78,489	Ps.	86,621

Summary of Non-Controlling Interest's Accumulated Other Comprehensive Loss
Non-controlling
interest’s accumulated other comprehensive income is comprised as follows:

	December 31, 2019		December 31, 2018
Exchange differences on translation foreign operation	Ps.	(699)	Ps.	3,134
Remeasurements of the net defined benefits liability		(390)		(119)
Valuation of the effective portion of derivative financial instruments		(611)		(163)

Accumulated other comprehensive income	Ps.	(1,700)	Ps.	2,852

Summary of Financial Information of Coca-Cola FEMSA
Summarized financial information in respect of Coca-Cola FEMSA is set out below:

	December 31, 2019		December 31, 2018
Total current assets	Ps.	56,796	Ps.	57,490
Total non-current assets		201,043		206,297
Total current liabilities		51,010		45,524
Total non-current liabilities		77,144		86,513
Total revenue	Ps.	194,471	Ps.	182,342
Consolidated net (loss) income for continuing operations		12,630		11,704
Consolidated net income from discontinued operations		—		3,366
Consolidated comprehensive income for continuing operations	Ps.	5,489	Ps.	3,563
Consolidated comprehensive income from discontinued operations		—		3,056
Net cash flow generated from operating activities for continuing operations		31,289		27,581
Net cash flow generated from operating activities from discontinued operations		—		1,308
Net cash flow used in investing activities for continuing operations		(10,744)		(8,291)
Net cash flow used in investing activities from discontinued operations		—		(962)
Net cash flow used in financing activities for continuing operations		(22,794)		(14,235)
Net cash flow used in financing activities from discontinued operations		—		(37)